Risk Management (Details) - Schedule of solvency indicators and regulatory compliance indicators according to Basel III	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Solvency Indicators And Regulatory Compliance Indicators According To Basel Iii Abstract
Leverage indicator that the bank must meet, considering the minimum requirements	6.87%	5.70%
Basic capital indicator that the bank must meet, considering the minimum requirements	11.08%	9.21%
Capital buffer shortfall
Tier 1 capital indicator that the bank must meet, considering the minimum requirements	13.13%	11.73%
Effective equity indicator that the bank must meet, considering the minimum requirements	8.00%	8.00%
Effective equity indicator that the bank must meet, considering the charge for article 35 bis, if applicable	9.50%	9.50%
Effective equity indicator that the bank must meet, considering the minimum requirements, conservation buffer and anti-cyclical buffer	10.50%	10.90%
Voluntary (additional) provisions allocated to Tier 2 capital (T2) in relation to APRCs (T1_I26/ (T1_I8,a or I8,b)	1.03%	0.89%
Subordinated bonds allocated to Tier 2 (T2) capital in relation to Tier 2 capital	34.96%	30.55%
Additional Tier 1 capital (AT1) in relation to basic capital (T1_I24/T1_I18)	18.52%	27.38%
Voluntary provisions (additional) and subordinated bonds that are charged to additional capital level 1 (AT1) in relation to the RWAs (T1_I19+T1_I20 / T1_I11,b)	0.50%	0.96%